Fair Value of Assets and Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets and liabilities measured on recurring and non-recurring basis
Commitments to invest in limited partnership interests	$ 98,858	$ 127,515
Fair value	4,918,874	4,434,362
Significant unobservable inputs (Level 3)
Fair value of assets and liabilities measured on recurring and non-recurring basis
Fair value	26,816	46,189
Assets, fair value disclosure	348,510	285,835
Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Commitments to invest in limited partnership interests	23,900
Fixed Income Securities Valued Based on Nonbinding Broker Quotes | Significant unobservable inputs (Level 3)
Fair value of assets and liabilities measured on recurring and non-recurring basis
Assets, fair value disclosure	$ 9,600	$ 8,400
Minimum | Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Distribution and proceed period (in years)	4 years
Useful life (in years)	10 years
Maximum | Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Distribution and proceed period (in years)	9 years
Useful life (in years)	12 years